[WESTERN-SOUTHERN LIFE LOGO]


                                        WRITER'S DIRECT DIAL:  513-629-1853
                                               FAX:  513-629-1044
                                 E-MAIL:  ELISABETH.DAHL@WESTERNSOUTHERNLIFE.COM


May 6, 2002

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SEC File Nos. 811-08550 and 033-79906

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Western-Southern Life Assurance Company Separate Account 2 (the "Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information used with respect to the Touchstone Advisor Variable Annuity Contracts do not differ from those contained in Post-Effective Amendment No. 12 ("Amendment No. 12") to its Registration Statement and (b) that Amendment No. 12 was filed electronically.

Very truly yours,

/s/ Elisabeth Dahl

Elisabeth A. Dahl
Associate Counsel, Securities